BRINSON TACTICAL ALLOCATION FUND                                   ANNUAL REPORT


                                                                October 15, 2001

Dear Shareholder,

     We are deeply saddened by the tragic events of September 11, 2001. All of us who are part of the global UBS family mourn the terrible loss of life on that day, and our heartfelt condolences are with our many friends, colleagues, neighbors, and others who have been personally affected. As a company, we are grateful for, and actively support, those engaged in the courageous and tireless rescue, relief and recovery efforts.

     We would like to assure you that we are fully operational and your account records and assets have been secure at all times. The economic and capital markets in the U.S. are fundamentally sound and we remain committed to helping you meet your financial goals.

     These are challenging times. Our nation and economy have faced tragedy before and have demonstrated remarkable resilience. At times like these, it is important for investors to stay focused on the fundamentals of a solid, long-term investment program. We remain committed to providing sound advice toward helping investors meet their long-term investment needs.

     Please note that the commentary in this annual report for the Brinson Tactical Allocation Fund (formerly PaineWebber Tactical Allocation Fund) refers to the period ended August 31, 2001, and is not reflective of the events of September 11, 2001.

ANNUAL REPORT

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Brinson Tactical Allocation Fund (Class C) and the S&P 500 Index from July 22, 1992 (Fund's inception date) through August 31, 2001.

[CHART]

                       BRINSON TACTICAL ALLOCATION FUND (CLASS C)        S&P 500 INDEX
           7/92                           $10,000                           $10,000
           8/92                           $10,317                           $10,408
           9/92                           $10,100                           $10,196
          10/92                           $10,208                           $10,316
          11/92                           $10,233                           $10,351
          12/92                           $10,550                           $10,703
           1/93                           $10,667                           $10,835
           2/93                           $10,734                           $10,926
           3/93                           $10,868                           $11,074
           4/93                           $11,074                           $11,308
           5/93                           $10,772                           $11,034
           6/93                           $11,040                           $11,329
           7/93                           $11,053                           $11,362
           8/97                           $10,986                           $11,316
           9/93                           $11,374                           $11,745
          10/93                           $11,277                           $11,655
          11/93                           $11,488                           $11,896
          12/93                           $11,361                           $11,783
           1/94                           $11,482                           $11,926
           2/94                           $11,856                           $12,331
           3/94                           $11,516                           $11,997
           4/94                           $10,997                           $11,475
           5/94                           $11,117                           $11,622
           6/94                           $11,278                           $11,811
           7/94                           $10,981                           $11,522
           8/94                           $11,332                           $11,900
           9/94                           $11,767                           $12,387
          10/94                           $11,454                           $12,084
          11/94                           $11,702                           $12,355
          12/94                           $11,249                           $11,905
           1/95                           $11,334                           $12,081
           2/95                           $11,585                           $12,394
           3/95                           $11,974                           $12,877
           4/95                           $12,307                           $13,256
           5/95                           $12,641                           $13,646
           6/95                           $13,115                           $14,191
           7/95                           $13,388                           $14,520
           8/95                           $13,816                           $15,000
           9/95                           $13,834                           $15,038
          10/95                           $14,405                           $15,673
          11/95                           $14,330                           $15,616
          12/95                           $14,945                           $16,300
           1/96                           $15,199                           $16,615
           2/96                           $15,679                           $17,180
           3/96                           $15,789                           $17,339
           4/96                           $15,919                           $17,506
           5/96                           $16,129                           $17,763
           6/96                           $16,519                           $18,220
           7/96                           $16,559                           $18,289
           8/96                           $15,799                           $17,481
           9/96                           $16,119                           $17,849
          10/96                           $16,999                           $18,853
          11/96                           $17,449                           $19,373
          12/96                           $18,739                           $20,835
           1/97                           $18,340                           $20,423
           2/97                           $19,455                           $21,697
           3/97                           $19,565                           $21,869
           4/97                           $18,732                           $20,972
           5/97                           $19,836                           $22,222
           6/97                           $21,011                           $23,580
           7/97                           $21,925                           $24,629
           8/97                           $23,643                           $26,587
           9/97                           $22,277                           $25,098
          10/97                           $23,462                           $26,471
          11/97                           $22,639                           $25,587
          12/97                           $23,653                           $26,772
           1/98                           $24,026                           $27,232
           2/98                           $24,269                           $27,532
           3/98                           $25,979                           $29,517
           4/98                           $27,273                           $31,028
           5/98                           $27,435                           $31,344
           6/98                           $27,071                           $30,805
           7/98                           $28,113                           $32,056
           8/98                           $27,779                           $31,716
           9/98                           $23,723                           $27,133
          10/98                           $25,210                           $28,873
          11/98                           $27,223                           $31,217
          12/98                           $28,842                           $33,109
           1/99                           $30,459                           $35,016
           2/99                           $31,678                           $36,479
           3/99                           $30,645                           $35,345
           4/99                           $31,833                           $36,759
           5/99                           $33,031                           $38,181
           6/99                           $32,205                           $37,280
           7/99                           $33,940                           $39,349
           8/99                           $32,845                           $38,122
           9/99                           $32,639                           $37,931
          10/99                           $31,699                           $36,892
          11/99                           $33,661                           $39,227
          12/99                           $34,302                           $40,023
           1/00                           $35,828                           $42,377
           2/00                           $34,826                           $40,249
           3/00                           $34,541                           $39,489
           4/00                           $36,250                           $43,351
           5/00                           $35,733                           $42,046
           6/00                           $35,406                           $41,184
           7/00                           $35,859                           $42,197
           8/00                           $35,406                           $41,539
           9/00                           $37,062                           $44,118
          10/00                           $36,155                           $41,789
          11/00                           $36,113                           $41,613
          12/00                           $34,752                           $38,334
           1/01                           $34,776                           $38,522
           2/01                           $35,996                           $39,889
           3/01                           $32,664                           $36,251
           4/01                           $30,552                           $33,953
           5/01                           $32,887                           $36,591
           6/01                           $33,063                           $36,836
           7/01                           $32,218                           $35,941
           8/01                           $31,854                           $35,589
           9/01                           $29,825                           $33,361

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 8/31/01

                                        6 MONTHS    1 YEAR      5 YEARS    INCEPTION(o)
                     CLASS A*             -8.35%    -18.89%      13.96%      13.79%
Before Deducting     CLASS B**            -8.72     -19.54       13.08       12.37
Maximum Sales Charge CLASS C+             -8.69     -19.53       13.10       12.73
                     CLASS Y++            -8.21     -18.63       14.28       14.11

                     CLASS A*            -12.49     -22.54       12.92       13.16
After Deducting      CLASS B**           -13.28     -23.16       12.84       12.26
Maximum Sales Charge CLASS C+             -9.61     -20.25       13.10       12.73

S&P 500 Index                             -7.98     -24.39       13.33       13.70

Lipper Flexible
Portfolio Funds Median                    -4.61     -13.99        9.55        9.42

Past performance is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(o) Inception: since commencement of issuance on May 10, 1993 for Class A shares, January 30, 1996 for Class B shares, July 22, 1992 for Class C shares and May 10, 1993 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: July 31, 1992.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

[SIDENOTE]
The graph depicts the performance of Brinson Tactical Allocation Fund (Class C) versus the S&P 500 Index. It is important to note that Brinson Tactical Allocation Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

PERFORMANCE DURING THE PERIOD

For the fiscal year ended August 31, 2001, the Tactical Allocation Fund's Class A shares declined 18.9% before the deduction of sales charges, outperforming the S&P 500 Index, which fell 24.4%.

Q&A WITH PORTFOLIO MANAGER KIRK BARNEBY

THE MARKET OVER THE PAST 12 MONTHS HAS BEEN VERY DIFFICULT FOR EQUITY INVESTORS. CAN YOU SHARE YOUR INSIGHTS ON THE MARKET?

Well, the market has obviously behaved badly. But our expectation based on the attractiveness of the equity market, as indicated by our Model's equity risk premium--the return advantage of equities--is that the next 12 months should be positive for equities. Over time, the behavior of the economy is the basic determinant of equity market performance. A strong economy makes for a strong equity market; a weak or slowing economy makes for a poor equity market. Historically, the economy has slowed when the Federal Reserve (the "Fed") has raised interest rates; and the economy has improved, or gathered strength or momentum, when the Fed has adopted a more stimulating monetary policy and reduced interest rates.

     The Fed, of course, has enacted stimulating policies in January and has continued to do so during the remainder of the Fund's fiscal year. The Fed's policy suggests that at some point, the stock market will begin to improve in anticipation of an economic recovery. While there are no guarantees, history has been a pretty good guide to the future. Stocks have tended to lead the economic cycle by about five months from when economic growth was at its lowest point. This means that the equity market improved even while there continued to be negative economic news.


IN THE EARLIER PART OF THE FISCAL YEAR ENDED AUGUST 31, 2001, THE FUND'S ALLOCATION TO STOCKS WAS ONLY 50%. DURING THAT TIME, THE FUND OUTPERFORMED THE S&P 500. WHY DO YOU CONSIDER THE SHIFT TO A 100% EQUITY ALLOCATION A GOOD STRATEGY?

The basic premise of the tactical allocation discipline is that investors accept the risk of owning stocks because they expect a return advantage. Determining the Fund's allocation to equities is based on identification of where we are in the economic cycle. To do this, we study three variables: the current level of equity market prices; the risk-free hurdle rate as represented by the yield on short-term Treasury securities; and the outlook for earnings and dividend growth. Once we know where we are in the economic cycle, we can determine where we are in the equity cycle. In 2000, stock prices and short-term interest rates were relatively high and earnings and dividend growth were declining. Therefore, we believed, as indicated by our Model, that the move to caution throughout calendar year 2000 was appropriate.


[SIDENOTE]

Mitchell Hutchins Asset Management Inc., the investment advisor for PaineWebber Mutual Funds,* is now a member of UBS Asset Management, a global financial leader with more than $370 billion in assets under management as of June 2001. Accordingly, on May 1, 2001, Mitchell Hutchins was renamed Brinson Advisors, Inc., complementing UBS's existing U.S. institutional asset management business conducted by Brinson Partners, Inc.

Brinson Advisors delivers the investment capabilities of UBS Asset Management.

*    Most PaineWebber Funds have been renamed Brinson Funds.

(continued on page 5)

     In November 2000, two things happened to make us more optimistic about the equity market. First, prices declined. The S&P 500 Index was off approximately 8% during November. Second, short-term interest rates began to change in expectation of a change in monetary policy; that is, of the Fed's interest-rate cuts. These were indications that the equity market was anticipating an economic recovery later this year. Therefore, we view the Model's move to being fully invested in stocks as appropriate given the variables at that time.

DO YOU THINK THE FUND MOVED INTO EQUITIES TOO EARLY IN THE CYCLE?

History has shown that if investors are not in the market during the early stages of a recovery, they can miss out on significant gains over the course of the cycle. Equity market returns seem to be heavily concentrated, or front-end loaded, in the early stages of recovery. That's why we are fully invested. As a general rule, it would not be surprising if the Fund would tend to be early in and early out of a cycle.

WHAT IS THE RISK OF FOLLOWING THE "EARLY IN, EARLY OUT" STRATEGY?

There can be a risk in being early in; namely, the loss of value, if the equity market continues to decline. That has been the case so far this year. However, we believe we will likely be rewarded for taking that risk by the relatively strong returns that we believe should result from any subsequent market upturn.

CAN YOU GIVE AN EXAMPLE IN THE RECENT PAST, WHEN THE MODEL INDICATED A STRATEGY THAT SEEMED OUT OF LINE WITH INVESTOR SENTIMENT?

In August 1998, stock prices declined significantly, and the equity risk premium was bullish. The Model indicated then, as now, that the price action in the market reflected psychology, not fundamentals, which were good. If stock prices decline at a time when earnings and dividend growth expectations are flat or rising slightly and short-term interest rates are low and/or falling, then that stock price behavior is inconsistent with the fundamentals. Therefore, the Model indicates that the appropriate course of action is to commit more money to the market because it is oversold or undervalued. The Tactical discipline in August 1998 indicated a contrarian approach; that is, to be fully invested. In August of 1998, the S&P 500 Index fell 8.1%, but the approach allowed the Fund and its investors to benefit from the 30.3% six-month return of the S&P 500 Index. (For the six months ended February 28, 1999 the Fund's Class A shares returned 29.7% before the deduction of sales charges; 23.8% after the deduction of sales charges.)

AS INVESTORS BECOME MORE FOCUSED ON ASSET ALLOCATION, HOW CAN THE FUND HELP THEM MEET THEIR LONG-TERM GOALS?

The idea behind the Tactical Allocation Fund is to provide value over the course of full economic cycles by moving the portfolio away from the equity market and into safe harbor assets either entirely, or in part, when our Model indicates that equities may be headed for a rough period. When our Model suggests that equity performance may improve, then we generally shift more assets into equities. While a traditional equity fund may stay fully invested in stocks, whether or not they are performing well, or expected to perform well, Brinson Tactical Allocation Fund may allocate assets among stocks and bonds or cash as market conditions warrant in accordance with the Model's recommendations. By making these shifts among asset classes, the Fund attempts to reduce volatility but at the same time provide total return over the long term.

[SIDENOTE]
BRINSON TACTICAL ALLOCATION FUND

INVESTMENT GOAL:
Total return consisting of long-term capital appreciation and current income

PORTFOLIO MANAGER:
Kirk Barneby
Brinson Advisors, Inc.

COMMENCEMENT:
May 10,1993 (Class A)
January 30, 1996 (Class B)
July 22, 1992 (Class C)
May 10,1993 (Class Y)

DIVIDEND PAYMENTS:
Annually

HOW THE FUND WORKS

The Fund attempts to provide total return over the long term, with less volatility than the S&P 500 Index (the "Index") over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). Management employs the Model to determine the Fund's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills).

     The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Constant Maturity Treasury [CMT] yield) to determine the Equity Risk Premium (ERP) and Bond Risk Premium (BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Fund will be invested in the stock market in order to take advantage of the return potential that stocks can provide.

THE FUND'S EQUITY ALLOCATION IS BASED ON THE FOLLOWING ERP DECISION RULES:

        IF THE ERP IS...               THEN % HELD IN STOCKS IS...
--------------------------------------------------------------------------------
         > or = 5.5%                             100%
      5.0% to < 5.5%                              75%
      4.5% to < 5.0%                              50%
      4.0% to < 4.5%                              25%
              < 4.0%                               0%

Once the equity allocation decision is made, that percentage of assets is invested in an S&P 500 Index portfolio. The balance of the portfolio (if any) is invested in either bonds or cash. The bond-or-cash allocation decision is based on the Bond Risk Premium (BRP). The BRP is the yield to maturity on the five-year Treasury note minus the rate of risk-free return, measured as the yield-to-maturity of the one-year CMT yield.

    IF THE BRP IS...             THEN THE FIXED INCOME ALLOCATION (IF ANY) IS...
--------------------------------------------------------------------------------
       > or = 0.5%                    100% five-year Treasury notes (Bonds)
         < 0.5%                        100% 30-day Treasury bills (Cash)

Of course, as with all investment disciplines, there is no guarantee that the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.

[SIDENOTE]
(continued)

Our objective is to offer long-term, value-added investment expertise and superior client service. We bring together all of the elements of investment solutions for our clients:

-    A global perspective on markets and economies

- An all-encompassing philosophy for valuing markets, currencies and securities around the world based on price/value discrepancies derived from fundamental research

-    Innovative thought leadership and investment ideas

- A dedication to providing personal client service and personalized business solutions.

As of June 4, 2001, PaineWebber Tactical Allocation Fund was renamed Brinson Tactical Allocation Fund.

These changes will not impact the management of your fund.

PORTFOLIO STATISTICS

CHARACTERISTICS(1)                                   8/31/01        2/28/01
--------------------------------------------------------------------------------
Net Assets (bln)                                        $2.9           $2.9
Number of Securities                                     472            468
Equity Risk Premium*                                    7.84%          6.64%
Bond Risk Premium*                                      1.07%          0.32%
Stocks                                                   100%           100%
Bonds                                                      0%             0%
Cash                                                       0%             0%
--------------------------------------------------------------------------------

TOP FIVE EQUITY SECTORS(1)         8/31/01                                      2/28/01
--------------------------------------------------------------------------------------------
Financials                            22.3%   Financials                           21.6%
Technology                            15.7    Technology                           17.1
Consumer Cyclicals                    14.9    Health Care                          13.8
Health Care                           13.9    Consumer Cyclicals                   13.7
Utilities                              8.5    Energy                                8.6
--------------------------------------------------------------------------------------------
Total                                 75.3%   Total                                74.8%
TOP TEN EQUITY HOLDINGS(1)        8/31/01                                     2/28/01
--------------------------------------------------------------------------------------------
General Electric                       4.0%   General Electric                      4.2%
Microsoft                              3.0    Microsoft                             2.8
Exxon Mobil                            2.7    Pfizer                                2.6
Pfizer                                 2.4    Exxon Mobil                           2.5
Citigroup                              2.2    Citigroup                             2.2
Wal-Mart Stores                        2.1    Wal-Mart Stores                       2.0
American International Group           2.0    Intel                                 1.7
Intel                                  1.8    AOL Time Warner                       1.7
IBM                                    1.7    American International Group          1.7
AOL Time Warner                        1.6    Merck & Co.                           1.7
--------------------------------------------------------------------------------------------
Total                                 23.5%   Total                                23.1%


(1) Weightings represent percentages of net assets as of the dates indicated. Changes in sector weightings and stock holdings reflect changes in the S&P 500 Index for the fiscal year ended 8/31/01. Weightings also reflect the Fund's current stock allocation.
* The Tactical Allocation Model is run on the first business day of each month. The ERP and BRP percentages in the 2/28/01 and 8/31/01 column are the numbers that were run on 3/01/01 and 9/04/01, respectively.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on Tactical Allocation Fund or another Brinson Fund,(2) please contact your financial advisor or visit us at www.ubspainewebber.com.

Sincerely,

/s/ Brian M. Storms                             /s/ T. Kirkham Barneby

BRIAN M. STORMS                                 T. KIRKHAM BARNEBY
President and                                   Managing Director and
Chief Operating Officer                         Chief Investment Officer -
Brinson Advisors, Inc.                          Quantitative Investments
                                                Brinson Advisors, Inc.


     This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended August 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.



(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE RESULTS (UNAUDITED)


                                   NET ASSET VALUE                       TOTAL RETURN(1)
                      ---------------------------------------    -------------------------------
                                                                   12 MONTHS        6 MONTHS
                      08/31/01        02/28/01       08/31/00    ENDED 08/31/01   ENDED 08/31/01
------------------------------------------------------------------------------------------------
Class A Shares        $25.78          $28.13         $35.59        (18.89)%          (8.35)%
Class B Shares         25.24           27.65          34.92        (19.54)           (8.72)
Class C Shares         25.42           27.84          35.14        (19.53)           (8.69)

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                    ---------------           CAPITAL GAINS      DIVIDENDS          TOTAL
PERIOD COVERED                BEGINNING         ENDING         DISTRIBUTED         PAID            RETURN(1)
--------------                ---------         ------        -------------      ---------         ---------
05/10/93-12/31/93              $12.90           $13.49            $0.0440         $0.1980             6.48%
1994                            13.49            12.20             0.9720          0.2340            (0.59)
1995                            12.20            15.16             1.0555          0.2407            35.12
1996                            15.16            18.21             0.0811          0.1358            21.53
1997                            18.21            23.73             0.1769          0.1204            32.00
1998                            23.73            29.52             0.5825          0.1745            27.77
1999                            29.52            34.24             0.6966          0.0202            18.49
2000                            34.24            29.90             2.9116          0.7711            (2.21)
01/01/01-08/31/01               29.90            25.78               --              --             (13.78)
                                                        Totals:   $6.5202         $1.8947
                                                         CUMULATIVE TOTAL RETURN AS OF 08/31/01:    192.91%

PERFORMANCE SUMMARY CLASS B SHARES

                                   NET ASSET VALUE
                                   ---------------            CAPITAL GAINS      DIVIDENDS         TOTAL
PERIOD COVERED                BEGINNING        ENDING          DISTRIBUTED         PAID           RETURN(1)
--------------                ---------        ------         -------------      ---------        ---------
01/30/96-12/31/96              $15.54           $18.18          $0.0811           $0.0879           18.06%
1997                            18.18            23.63           0.1769            0.0116           31.05
1998                            23.63            29.32           0.5825            0.0177           26.77
1999                            29.32            33.76           0.6966              --             17.59
2000                            33.76            29.43           2.9116            0.5150           (2.96)
01/01/01-08/31/01               29.43            25.24             --                --            (14.24)
                                                      Totals:   $4.4487           $0.6322
                                                        CUMULATIVE TOTAL RETURN AS OF 08/31/01:     91.94%

PERFORMANCE SUMMARY CLASS C SHARES

                                  NET ASSET VALUE
                                  ---------------             CAPITAL GAINS      DIVIDENDS           TOTAL
PERIOD COVERED               BEGINNING          ENDING         DISTRIBUTED         PAID             RETURN(1)
--------------               ---------          ------         -----------       ---------          ---------
07/22/92-12/31/92              $12.00           $12.72            $0.0020         $0.0790             6.67%
1993                            12.72            13.51             0.0440          0.1340             7.64
1994                            13.51            12.23             0.9720          0.1300            (1.28)
1995                            12.23            15.20             1.0555          0.1259            34.09
1996                            15.20            18.26             0.0811          0.0008            20.66
1997                            18.26            23.75             0.1661            --              31.01
1998                            23.75            29.49             0.5825          0.0034            26.78
1999                            29.49            33.97             0.6966            --              17.62
2000                            33.97            29.64             2.9116          0.5167            (2.94)
01/01/01-08/31/01               29.64            25.42               --              --             (14.24)
                                                        Totals:   $6.51           $0.9898
                                                        CUMULATIVE TOTAL RETURN AS OF 08/31/01:     198.25%


(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURN(1)

                                    % RETURN WITHOUT DEDUCTING         % RETURN AFTER DEDUCTING
                                        MAXIMUM SALES CHARGE              MAXIMUM SALES CHARGE
                                    --------------------------         ------------------------
                                               CLASS                             CLASS
                                               -----                             -----
                                      A*        B**        C***       A*        B**        C***
                                   ------     ------     ------     ------     ------     ------
Twelve Months Ended 09/30/01       (23.37)    (24.30)    (24.29)    (26.82)    (27.70)    (24.97)
Five Years Ended 09/30/01           10.92       9.99      10.00       9.91       9.71      10.00
Commencement of Operations
     Through 09/30/01+              12.56      10.50      11.57      11.94      10.39      11.57

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates.

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

  + Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

     Note: The fund offers Class Y shares to a limited group of eligible investors. For the year ended August 31, 2001 and since inception, May 10, 1993 through August 31, 2001, Class Y shares had a total return of (18.63)% and 199.77%, respectively. For the one year and five year periods ended September 30, 2001 and since inception, May 10, 1993, through September 30, 2001, Class Y shares have an average annual return of (23.44)%, 11.15% and 12.82%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO OF INVESTMENTS                          AUGUST 31, 2001

NUMBER OF
 SHARES                                                VALUE
-----------                                         -----------
COMMON STOCKS--100.02%
AIRLINES--0.24%
     44,100     AMR Corp.                            $1,410,759
     35,400     Delta Air Lines, Inc.                 1,366,440
    212,300     Southwest Airlines Co.                3,798,047
     20,600     US Airways Group, Inc.*                 261,620
                                                    -----------
                                                      6,836,866
                                                    -----------

ALCOHOL--0.42%
    252,300     Anheuser-Busch Cos., Inc.            10,858,992
     21,000     Brown Forman Corp.                    1,354,500
                                                    -----------
                                                     12,213,492
                                                    -----------

APPAREL, RETAIL--0.35%
    243,000     Gap, Inc.                             4,774,950
    123,800     Limited, Inc.                         1,745,580
     40,300     Nordstrom, Inc.                         808,015
     79,500     TJX Cos., Inc.(1)                     2,790,450
                                                    -----------
                                                     10,118,995
                                                    -----------
APPAREL & TEXTILES--0.38%
     17,000     Liz Claiborne, Inc.                     891,650
     77,500     Nike, Inc., Class B                   3,875,000
    224,300     Sara Lee Corp.                        4,934,600
     35,000     V. F. Corp.                           1,209,950
                                                    -----------
                                                     10,911,200
                                                    -----------

BANKS--8.95%
    108,800     AmSouth Bancorp.                      2,069,376
    207,200     Bank of New York Co., Inc.            8,225,840
    328,900     Bank One Corp.                       11,409,541
    451,500     BankAmerica Corp.                    27,767,250
    124,100     BB&T Corp.                            4,564,398
     61,200     Charter One Financial, Inc.           1,787,040
  1,418,400     Citigroup, Inc.                      64,891,800
     51,000     Comerica, Inc.                        3,047,250
    161,400     Fifth Third Bancorp                   9,409,620
    305,900     FleetBoston Financial Corp.          11,266,297
     79,100     Huntington Bancshares, Inc.           1,438,038
    560,100     J. P. Morgan Chase & Co.             22,067,940
    123,200     KeyCorp.                              3,092,320
    135,000     Mellon Financial Corp.                4,758,750
    169,900     National City Corp.                   5,244,813
     62,700     Northern Trust Corp.                  3,555,090
     81,300     PNC Bank Corp.                        5,413,767
     67,600     Regions Financial Corp.               1,987,440
     97,900     SouthTrust Corp.                      2,384,844
     92,000     State Street Corp.                    4,467,520
     82,300     Suntrust Banks, Inc.                  5,621,090
     82,100     Synovus Financial Corp.               2,528,680
    536,900     U.S. Bancorp                         13,014,456
     41,500     Union Planters Corp.                  1,846,750
    336,200     Wachovia Corp.                      $13,678,758
    483,000     Wells Fargo & Co.                    22,222,830
     26,900     Zions Bancorp.                        1,540,294
                                                    -----------
                                                    259,301,792
                                                    -----------

CHEMICALS--1.90%
     66,000     Air Products & Chemicals, Inc.        2,798,400
     25,300     Ashland, Inc.                         1,072,720
     33,300     Avery Dennison Corp.                  1,711,953
    254,700     Dow Chemical Co.                      8,929,782
    295,200     DuPont (E.I.) de Nemours & Co.       12,094,344
     25,100     Eastman Chemical Co.                    973,629
     38,600     Ecolab, Inc.                          1,547,088
     41,100     Engelhard Corp.                       1,073,943
     49,000     Goodyear Tire & Rubber Co.            1,200,500
    111,900     Minnesota Mining &
                Manufacturing Co.                    11,648,790
     49,700     PPG Industries, Inc.                  2,689,764
     47,700     Praxair, Inc.                         2,245,239
     64,800     Rohm & Haas Co.                       2,326,968
     25,500     Sealed Air Corp.*                     1,024,590
     48,800     Sherwin-Williams Co.                  1,105,320
     23,600     Sigma-Aldrich Corp.                   1,076,396
     31,100     Vulcan Materials Co.                  1,493,111
                                                    -----------
                                                     55,012,537
                                                    -----------

COMPUTER HARDWARE & BUSINESS MACHINES--3.50%
    100,100     Apple Computer, Inc.*                 1,856,855
     83,000     Avaya, Inc.*                            942,880
  2,067,500     Cisco Systems, Inc.*                 33,762,275
    478,200     Compaq Computer Corp.                 5,905,770
    735,200     Dell Computer Corp.*                 15,718,576
    623,500     EMC Corp.                             9,639,310
     94,300     Gateway, Inc.*                          845,871
    549,100     Hewlett-Packard Co.                  12,744,611
     36,600     Lexmark International Group, Inc.*    1,905,030
     93,400     Network Appliance, Inc.*              1,210,464
    166,100     Palm, Inc.*                             594,638
     70,500     Pitney Bowes, Inc.                    3,066,045
    920,600     Sun Microsystems, Inc.*              10,540,870
     65,400     Symbol Technologies, Inc.               882,900
    199,600     Xerox Corp.                           1,836,320
                                                    -----------
                                                    101,452,415
                                                    -----------

COMPUTER SOFTWARE--6.35%
     67,800     Adobe Systems, Inc.                   2,278,758
     16,300     Autodesk, Inc.                          624,942
     69,600     BMC Software, Inc.*                   1,113,600
     52,400     Citrix Systems, Inc.(1)*              1,726,580
    162,900     Computer Associates
                International, Inc.                   5,058,045

NUMBER OF
 SHARES                                                VALUE
-----------                                         -----------
COMMON STOCKS--(CONTINUED)
COMPUTER SOFTWARE--(CONCLUDED)
    104,900     Compuware Corp.*                     $1,280,829
    490,500     IBM Corp.                            49,050,000
     59,400     Intuit, Inc.*                         2,244,132
     23,700     Mercury Interactive Corp.*              640,137
  1,520,000     Microsoft Corp.*                     86,716,000
     28,900     NCR Corp.*                            1,093,865
    106,700     Novell, Inc.*                           485,485
  1,585,300     Oracle Systems Corp.*                19,356,513
     76,700     Parametric Technology Corp.*            559,143
     83,300     Peoplesoft, Inc.*                     2,872,184
     37,900     Sabre Holdings Corp.*                 1,598,622
    128,300     Siebel Systems, Inc.*                 2,771,280
     92,400     Unisys Corp.*                         1,092,168
    112,400     VERITAS Software Corp.*               3,228,128
                                                    -----------
                                                    183,790,411
                                                    -----------

CONSTRUCTION & REAL PROPERTY--0.19%
     19,500     Centex Corp.                            854,100
     24,100     Fluor Corp.                           1,092,453
    134,600     Masco Corp.                           3,475,372
                                                    -----------
                                                      5,421,925
                                                    -----------

CONSUMER DURABLES--0.15%
     25,800     Black & Decker Corp.                  1,014,714
     59,200     Leggett & Platt, Inc.                 1,392,384
     24,400     Maytag Corp.                            749,812
     20,000     Whirlpool Corp.                       1,320,400
                                                    -----------
                                                      4,477,310
                                                    -----------

DEFENSE & AEROSPACE--1.33%
    245,000     Boeing Co.                           12,544,000
     56,600     General Dynamics Corp.                4,469,136
     31,300     Goodrich, B.F. Co.                    1,003,165
    228,700     Honeywell, Inc.                       8,521,362
    122,300     Lockheed Martin Corp.                 4,874,878
     24,700     Northrop Grumman Corp.                2,025,400
    101,700     Raytheon Co.                          2,673,693
     52,400     Rockwell Collins, Inc.                1,064,768
     36,900     TRW, Inc.(1)                          1,298,880
                                                    -----------
                                                     38,475,282
                                                    -----------

DIVERSIFIED RETAIL--3.22%
    127,800     Costco Wholesale Corp.*               4,780,998
     51,300     Family Dollar Stores, Inc.            1,539,000
     57,700     Federated Department Stores, Inc.*    2,095,087
     75,900     J. C. Penney Co., Inc.(1)             1,821,600
    144,500     K Mart Corp.(1)*                      1,450,780
     94,500     Kohls Corp.*                          5,244,750
     87,000     May Department Stores Co.             2,927,550
     94,400     Sears Roebuck & Co.                   4,035,600
    254,800     Target Corp.                         $8,828,820
  1,262,500     Wal-Mart Stores, Inc.                60,663,125
                                                    -----------
                                                     93,387,310
                                                    -----------

DRUGS & MEDICINE--9.26%
     37,700     Allergan, Inc.                        2,723,825
    370,700     American Home Products Corp.         20,759,200
     27,500     AmerisourceBergen Corp.*              1,772,100
    294,200     Amgen, Inc.*                         18,917,060
     42,500     Biogen, Inc.*                         2,565,300
    547,700     Bristol-Myers Squibb Co.             30,747,878
    126,000     Cardinal Health, Inc.                 9,190,440
     54,400     Chiron Corp.(1)*                      2,536,128
     50,200     Forest Laboratories, Inc.*            3,665,102
     65,166     King Pharmaceuticals, Inc.*           2,818,429
    316,900     Lilly, Eli & Co.                     24,600,947
     81,700     McKesson HBOC, Inc.                   3,206,725
     60,600     Medimmune, Inc.*                      2,433,090
    646,600     Merck & Co., Inc.                    42,093,660
  1,781,600     Pfizer, Inc.                         68,253,096
    367,300     Pharmacia Corp.                      14,545,080
    412,800     Schering-Plough Corp.                15,740,064
     30,700     Watson Pharmaceuticals, Inc.*         1,722,270
                                                    -----------
                                                    268,290,394
                                                    -----------

ELECTRIC UTILITIES--2.83%
    150,000     AES Corp.*                            4,968,000
     39,600     Ameren Corp.                          1,633,500
     90,200     American Electric Power, Inc.         4,128,454
     84,400     Calpine Corp.*                        2,786,888
     46,200     Cinergy Corp.                         1,487,640
     42,300     CMS Energy Corp.                        992,358
     60,200     Consolidated Edison, Inc.             2,462,180
     47,000     Constellation Energy Group, Inc.      1,410,940
     69,400     Dominion Resources, Inc.              4,368,730
     47,700     DTE Energy Co.                        2,064,933
    217,200     Duke Energy Corp.                     8,538,132
     91,900     Dynegy, Inc., Class A                 3,875,423
     94,000     Edison International, Inc.            1,279,340
     62,800     Entergy Corp.                         2,419,056
     89,200     Exelon Corp.                          4,870,320
     65,100     FirstEnergy Corp.                     2,141,139
     49,800     FPL Group, Inc.                       2,706,630
     36,400     GPU, Inc.                             1,389,752
     96,100     Mirant Corp.*                         2,753,265
     49,700     Niagara Mohawk Holdings, Inc.*          866,768
    110,900     PG&E Corp.                            1,818,760
     25,400     Pinnacle West Capital Corp.           1,133,094
     41,400     PPL Corp.(1)                          1,794,690
     61,800     Progress Energy, Inc.(2)              2,576,442

NUMBER OF
 SHARES                                                        VALUE
-----------                                                 -----------
COMMON STOCK--(CONTINUED)
ELECTRIC UTILITIES--(CONCLUDED)
      59,200     Public Service Enterprise Group, Inc.       $2,740,960
      84,900     Reliant Energy, Inc.                         2,552,094
      60,300     Sempra Energy                                1,633,527
     192,100     Southern Co.                                 4,450,957
      73,100     TXU Corp.(1)                                 3,470,788
      99,300     Xcel Energy, Inc.                            2,720,820
                                                            -----------
                                                             82,035,580
                                                            -----------

ELECTRICAL EQUIPMENT--2.41%
     225,800     ADC Telecommunications, Inc.*                  986,746
     129,200     Agilent Technologies, Inc.(1)*               3,423,800
      25,100     Andrew Corp.*                                  510,534
      60,600     Applera Corp. - Applied
                 Biosystems Group                             1,515,606
      97,300     CIENA Corp.*                                 1,665,776
      48,800     Comverse Technology, Inc.*                   1,226,832
     264,100     Corning, Inc.                                3,171,841
      40,600     Danaher Corp.                                2,256,142
      58,700     Dover Corp.                                  2,108,504
      20,700     Eaton Corp.                                  1,488,951
      54,300     Jabil Circuit, Inc.*                         1,254,873
     373,200     JDS Uniphase Corp.*                          2,631,060
     964,100     Lucent Technologies, Inc.(1)                 6,575,162
      13,900     Millipore Corp.                                881,955
     620,100     Motorola, Inc.(1)                           10,789,740
     901,100     Nortel Networks Corp.(1)                     5,640,886
      28,900     Perkinelmer, Inc.                              927,112
      24,300     Power-One, Inc.*                               265,113
     213,900     Qualcomm, Inc.*                             12,588,015
      90,800     Sanmina Corp.*                               1,635,308
      46,200     Scientific-Atlanta, Inc.                       948,948
     185,100     Solectron Corp.*                             2,517,360
      27,700     Tektronix, Inc.*                               541,258
     115,800     Tellabs, Inc.*                               1,542,456
      49,600     Teradyne, Inc.*                              1,625,888
      54,100     Thermo Electron Corp.                        1,172,347
                                                            -----------
                                                             69,892,213
                                                            -----------
ELECTRICAL POWER--0.40%
      58,100     American Power Conversion Corp.*               803,523
      29,000     Cooper Industries, Inc.                      1,628,350
     122,100     Emerson Electric Co.                         6,544,560
      55,600     Molex, Inc.                                  1,755,292
      58,200     Rockwell International Corp.                   934,110
                                                            -----------
                                                             11,665,835
                                                            -----------

ENERGY RESERVES & PRODUCTION--6.00%
      26,400     Amerada Hess Corp.                           2,051,544
      71,400     Anadarko Petroleum Corp.                     3,694,950
      36,700     Apache Corp.                                $1,722,331
      60,600     Burlington Resources, Inc.(1)                2,302,800
     180,500     Chevron Corp.(1)                            16,380,375
      37,600     Devon Energy Corp.                           1,739,752
     143,600     El Paso Corp.                                6,977,524
     210,200     Enron Corp.                                  7,354,898
      34,400     EOG Resources, Inc.                          1,087,728
   1,944,800     Exxon Mobil Corp.                           78,083,720
      29,900     Kerr-McGee Corp.                             1,746,459
     108,600     Occidental Petroleum Corp.                   2,988,672
      73,200     Phillips Petroleum Co.(1)                    4,209,000
     603,500     Royal Dutch Petroleum Co., ADR              34,176,205
      44,800     Tosco Corp.                                  2,078,720
      71,000     Unocal Corp.                                 2,506,300
     145,800     Williams Cos., Inc.                          4,745,790
                                                            -----------
                                                            173,846,768
                                                            -----------

ENTERTAINMENT--1.43%
     165,200     Carnival Corp.                               5,167,456
     590,700     Disney, Walt Co.                            15,021,501
     502,900     Viacom, Inc., Class B*                      21,322,960
                                                            -----------
                                                             41,511,917
                                                            -----------

ENVIRONMENTAL SERVICES--0.22%
      57,800     Allied Waste Industries, Inc.*               1,047,914
     176,000     Waste Management, Inc.                       5,443,680
                                                            -----------
                                                              6,491,594
                                                            -----------

FINANCIAL SERVICES--7.35%
     372,800     American Express Co.                        13,577,376
      74,500     AON Corp.                                    2,767,675
      59,100     Capital One Financial Corp.                  3,286,551
     241,000     Cendant Corp.*                               4,595,870
      67,800     Concord EFS, Inc.*                           3,557,466
      34,400     Countrywide Credit Industries, Inc.          1,427,600
      42,200     Equifax, Inc.                                1,098,466
     195,700     Federal Home Loan Mortgage Corp.            12,305,616
     282,300     Federal National Mortgage Association       21,514,083
   2,804,000     General Electric Co.                       114,907,920
      52,600     H&R Block, Inc.                              2,046,666
     130,800     Household International, Inc.                7,730,280
      77,600     Marsh & McLennan Cos., Inc.                  7,209,040
     240,000     MBNA Corp.                                   8,342,400
      45,200     Moody's Corp.                                1,554,428
      80,800     Providian Financial Corp.                    3,156,048
      46,200     USA Education, Inc.                          3,659,502
                                                            -----------
                                                            212,736,987
                                                            -----------

FOOD & BEVERAGE--3.58%
     191,730     Archer-Daniels-Midland Co.                   2,574,934

 NUMBER OF
   SHARES                                                 VALUE
-----------                                            -----------
COMMON STOCKS--(CONTINUED)
FOOD & BEVERAGE--(CONCLUDED)
    116,500     Campbell Soup Co.                       $3,284,135
    701,700     Coca-Cola Co.                           34,151,739
    127,000     Coca-Cola Enterprises, Inc.              1,926,590
    153,600     Conagra, Inc.                            3,525,120
     81,500     General Mills, Inc.                      3,613,710
     99,400     Heinz, H. J. & Co.                       4,490,892
     39,500     Hershey Foods Corp.                      2,546,960
    116,100     Kellogg Co.                              3,714,039
     42,400     Pepsi Bottling Group, Inc.               1,871,960
    498,570     PepsiCo, Inc.                           23,432,790
    189,700     Sysco Corp.                              5,315,394
    161,700     Unilever N.V.                            9,878,253
     64,200     Wrigley, Wm. Jr. Co.                     3,218,988
                                                       -----------
                                                       103,545,504
                                                       -----------
FOOD RETAIL--0.61%
    115,800     Albertson's, Inc.                        4,051,842
    229,500     Kroger Co.*                              6,109,290
    143,400     Safeway, Inc.*                           6,468,774
     42,000     Winn Dixie Stores, Inc.                    942,900
                                                       -----------
                                                        17,572,806
                                                       -----------
FOREST PRODUCTS & PAPER--0.92%
     67,700     Georgia-Pacific Corp.                    2,473,758
    139,900     International Paper Co.                  5,612,788
    150,400     Kimberly Clark Corp.                     9,332,320
     34,800     Mead Corp.                               1,156,752
     52,600     Pactiv Corp.*                              835,288
     16,400     Temple-Inland, Inc.                        957,104
     36,100     Westvaco Corp.                           1,099,245
     63,800     Weyerhaeuser Co.                         3,620,650
     34,800     Willamette Industries, Inc.              1,687,800
                                                       -----------
                                                        26,775,705
                                                       -----------
FREIGHT, AIR, SEA & LAND--0.13%
     88,600     FedEx Corp.*                             3,730,060
                                                       -----------
GAS & WATER UTILITY--0.16%
     41,800     Keyspan Corp.                            1,350,140
     33,200     Kinder Morgan, Inc.                      1,845,920
     60,700     NiSource, Inc.                           1,530,247
                                                       -----------
                                                         4,726,307
                                                       -----------
HEAVY MACHINERY--0.10%
     67,900     Deere & Co.                              2,931,243
                                                       -----------
HOTELS--0.25%
     34,600     Harrah's Entertainment, Inc.*              988,868
    110,100     Hilton Hotels Corp.                      1,399,371
     68,900     Marriott International, Inc.             3,021,265
     58,000     Starwood Hotels & Resorts
                Worldwide, Inc., Class B                 1,963,300
                                                       -----------
                                                         7,372,804
                                                       -----------

HOUSEHOLD PRODUCTS--2.03%
     18,400     Alberto Culver Co.(1)                     $792,488
     68,200     Avon Products, Inc.                      3,146,066
     68,400     Clorox Co.                               2,547,900
    158,700     Colgate-Palmolive Co.(1)                 8,593,605
     46,000     Fortune Brands, Inc.                     1,759,500
    298,500     Gillette Co.                             9,149,025
     29,900     International Flavors & Fragrances         901,485
     78,300     Newell Rubbermaid, Inc.                  1,793,070
    365,500     Procter & Gamble Co.                    27,101,825
     88,600     Ralston Purina Co.                       2,895,448
                                                       -----------
                                                        58,680,412
                                                       -----------
INDUSTRIAL PARTS--2.01%
     97,600     Caterpillar, Inc.                        4,880,000
     52,100     Genuine Parts Co.                        1,602,596
     86,800     Illinois Tool Works, Inc.                5,425,868
     47,300     Ingersoll Rand Co.                       1,918,961
     26,100     ITT Industries, Inc.                     1,178,415
     39,900     Pall Corp.                                 892,164
     34,800     Parker-Hannifin Corp.                    1,531,200
     27,000     Stanley Works                            1,131,030
     41,000     Textron, Inc.                            2,147,990
    547,200     Tyco International Ltd.                 28,427,040
    132,600     United Technologies Corp.                9,069,840
                                                       -----------
                                                        58,205,104
                                                       -----------
INDUSTRIAL SERVICES & SUPPLIES--0.12%
     48,500     Cintas Corp.                             2,258,160
     51,500     Robert Half International, Inc.*         1,281,835
                                                       -----------
                                                         3,539,995
                                                       -----------
INFORMATION & COMPUTER SERVICES--1.39%
    175,400     Automatic Data Processing, Inc.          9,078,704
     48,200     Computer Sciences Corp.*                 1,812,320
     48,800     Convergys Corp.*                         1,369,816
    131,800     Electronic Data Systems Corp.            7,773,564
    110,400     First Data Corp.                         7,269,840
     35,400     Fiserv, Inc.*                            1,917,618
     83,900     IMS Health, Inc.                         2,233,418
    106,400     Interpublic Group Cos., Inc.             2,881,312
    105,400     Paychex, Inc.(1)                         3,907,178
     34,400     Quintiles Transnational Corp.*             602,344
     30,600     TMP Worldwide, Inc.(1)*                  1,372,410
                                                       -----------
                                                        40,218,524
                                                       -----------
INTERNET--0.07%
    161,000     Yahoo!, Inc.*                            1,909,460
                                                       -----------
LEISURE--0.40%
     28,300     Brunswick Corp.                            616,657
     83,000     Eastman Kodak Co.                        3,707,610

 NUMBER OF
   SHARES                                                       VALUE
-----------                                                  -----------
COMMON STOCKS--(CONTINUED)
LEISURE--(CONCLUDED)
     85,400     Harley Davidson, Inc.                         $4,149,586
     52,800     Hasbro, Inc.                                     915,552
    123,400     Mattel, Inc.                                   2,219,966
                                                             -----------
                                                              11,609,371
                                                             -----------
LIFE INSURANCE--0.78%
     42,700     Aetna, Inc.(1)*                                1,276,730
    147,300     AFLAC, Inc.                                    4,053,696
     42,200     CIGNA Corp.                                    3,798,000
     98,000     Conseco, Inc.(1)                                 899,640
     53,000     Lincoln National Corp.                         2,642,580
    210,700     MetLife, Inc.(1)                               6,426,350
     35,900     Torchmark, Inc.                                1,516,416
     69,000     UNUM Provident Corp.                           1,933,380
                                                             -----------
                                                              22,546,792
                                                             -----------
LONG DISTANCE & PHONE COMPANIES--5.01%
    974,500     AT&T Corp.                                    18,554,480
    527,100     BellSouth Corp.                               19,660,830
     41,400     Centurytel, Inc.                               1,451,070
     84,000     Citizens Communications Co.*                     903,000
    254,100     Global Crossing Ltd.(1)*                       1,074,843
    468,300     Qwest Communications International, Inc.      10,068,450
    950,000     SBC Communications, Inc.                      38,864,500
    250,300     Sprint Corp.(1)                                5,842,002
    763,500     Verizon Communications                        38,175,000
    817,000     WorldCom, Inc.                                10,506,620
                                                             -----------
                                                             145,100,795
                                                             -----------
MEDIA--2.73%
  1,251,400     AOL Time Warner, Inc.*                        46,739,790
    166,700     Clear Channel Communications*                  8,380,009
    267,800     Comcast Corp.*                                 9,809,514
     77,400     Gannett, Inc.                                  4,772,484
     52,200     Omnicom Group, Inc.(1)                         4,060,638
     86,900     Tribune Co.                                    3,425,598
     60,600     Univision Communications, Inc.,
                Class A(1)*                                    1,807,698
                                                             -----------
                                                              78,995,731
                                                             -----------
MEDICAL PRODUCTS--3.76%
    436,100     Abbott Laboratories                           21,674,170
     16,000     Bard, C.R., Inc.                                 925,600
     18,000     Bausch & Lomb, Inc.                              654,660
    167,900     Baxter International, Inc.                     8,663,640
     74,800     Becton, Dickinson & Co.                        2,687,564
     77,150     Biomet, Inc.                                   2,131,655
    116,100     Boston Scientific Corp.*                       2,217,510
     87,700     Guidant Corp.*                                 3,167,724
    853,440     Johnson & Johnson                             44,984,822
    340,900     Medtronic, Inc.                               15,524,586
     25,400     St. Jude Medical, Inc.*                        1,747,520
     56,200     Stryker Corp.                                 $3,081,446
     54,990     Zimmer Holdings, Inc.*                         1,495,728
                                                             -----------
                                                             108,956,625
                                                             -----------
MEDICAL PROVIDERS--0.81%
    151,100     Columbia/HCA Healthcare Corp.                  6,911,314
    111,500     HEALTHSOUTH Corp.*                             2,015,920
     53,100     Humana, Inc.*                                    637,200
     30,200     Manor Care, Inc.*                                849,526
     91,600     Tenet Healthcare Corp.                         5,076,472
     89,400     UnitedHealth Group, Inc.                       6,084,564
     18,200     Wellpoint Health Networks, Inc.*               1,937,936
                                                             -----------
                                                              23,512,932
                                                             -----------
MINING & METALS--0.65%
     93,100     Alcan Aluminum Ltd.                            3,381,392
    245,900     Alcoa, Inc.                                    9,373,708
     35,400     Allegheny Energy, Inc.                         1,560,432
     49,700     Freeport-McMoRan Copper &
                Gold, Inc., Class B(1)*                          615,286
     59,500     Inco Ltd.*                                       988,890
     24,800     Nucor Corp.                                    1,205,280
     26,000     Phelps Dodge Corp.                             1,024,400
     34,000     USX-U.S. Steel Group, Inc.                       676,260
                                                             -----------
                                                              18,825,648
                                                             -----------
MOTOR VEHICLES & PARTS--0.91%
     48,600     DANA Corp.                                       952,560
    164,300     Delphi Automotive Systems Corp.                2,462,857
    522,600     Ford Motor Co.                                10,384,062
    156,100     General Motors Corp.                           8,546,475
     25,600     Johnson Controls, Inc.                         1,875,200
     23,900     PACCAR, Inc.                                   1,321,670
     44,300     Visteon Corp.                                    757,530
                                                             -----------
                                                              26,300,354
                                                             -----------
OIL REFINING--0.69%
    176,600     Conoco, Inc., Class B                          5,230,892
     28,200     Sunoco, Inc.                                   1,066,806
    155,100     Texaco, Inc.                                  10,802,715
     89,700     USX-Marathon Group                             2,826,447
                                                             -----------
                                                              19,926,860
                                                             -----------
OIL SERVICES--0.68%
     95,700     Baker Hughes, Inc.                             3,152,358
    121,900     Halliburton Co.                                3,396,134
     43,000     Nabors Industries, Inc.*                       1,054,360
     39,100     Noble Drilling Corp.*                          1,063,520
     31,200     Rowan Co., Inc.*                                 485,160
    161,500     Schlumberger Ltd.                              7,913,500
     90,600     Transocean Sedco Forex, Inc.                   2,618,340
                                                             -----------
                                                              19,683,372
                                                             -----------

 NUMBER OF
   SHARES                                                      VALUE
-----------                                                 -----------
COMMON STOCK--(CONTINUED)
OTHER INSURANCE--3.16%
    204,000     Allstate Corp.                               $6,921,720
     30,100     AMBAC Financial Group, Inc.                   1,781,920
    737,571     American International Group, Inc.           57,678,013
     49,600     Chubb Corp.                                   3,348,000
     46,200     Cincinnati Financial Corp.                    1,848,000
     66,800     Hartford Financial Services Group, Inc.       4,328,640
     43,400     Jefferson-Pilot Corp.                         2,018,968
     56,100     Loews Corp.                                   2,738,802
     42,100     MBIA, Inc.                                    2,273,821
     30,300     MGIC Investment Corp.                         2,117,970
     20,800     Progressive Corp.                             2,688,816
     37,800     SAFECO Corp.                                  1,137,024
     61,000     St. Paul Cos., Inc.                           2,563,830
                                                            -----------
                                                             91,445,524
                                                            -----------
PRECIOUS METALS--0.16%
    126,200     Barrick Gold Corp.(1)                         2,021,724
     64,500     Newmont Mining Corp.(1)                       1,337,730
    108,800     Placer Dome, Inc.(1)                          1,202,240
                                                            -----------
                                                              4,561,694
                                                            -----------
PUBLISHING--0.33%
     39,200     Donnelley, R.R. & Sons Co.                    1,168,944
     27,700     Dow Jones & Co., Inc.                         1,520,176
     23,900     Knight Ridder, Inc.                           1,448,340
     56,400     McGraw-Hill Cos., Inc.                        3,341,700
     48,000     New York Times Co., Class A                   2,052,000
                                                            -----------
                                                              9,531,160
                                                            -----------
RAILROADS--0.38%
    111,500     Burlington Northern Santa Fe, Inc.            3,022,765
     62,200     CSX Corp.                                     2,198,148
    110,200     Norfolk Southern Corp.                        2,051,924
     70,500     Union Pacific Corp.                           3,755,535
                                                            -----------
                                                             11,028,372
                                                            -----------
RESTAURANTS--0.57%
     35,200     Darden Restaurants, Inc.                      1,007,424
    363,200     McDonalds Corp.                              10,906,896
    107,800     Starbucks Corp.(1)*                           1,818,586
     42,000     Tricon Global Restaurants, Inc.*              1,790,040
     34,200     Wendy's International, Inc.                     970,938
                                                            -----------
                                                             16,493,884
                                                            -----------
SECURITIES & ASSET MANAGEMENT--1.72%
     30,700     Bear Stearns & Co., Inc.                      1,602,233
    390,700     Charles Schwab Corp.                          4,868,122
     74,900     Franklin Resources, Inc.                      3,073,147
     87,200     John Hancock Financial Services, Inc.         3,483,640
     69,800     Lehman Brothers Holdings, Inc                 4,582,370
    236,900     Merrill Lynch & Co., Inc.                    12,224,040
    313,900     Morgan Stanley Dean Witter & Co             $16,746,565
     62,300     Stilwell Financial, Inc.                      1,781,780
     35,800     T. Rowe Price Group, Inc.                     1,338,562
                                                            -----------
                                                             49,700,459
                                                            -----------
SEMICONDUCTOR--4.22%
     97,900     Advanced Micro Devices, Inc.*                 1,326,545
    109,400     Altera Corp.*                                 3,106,960
    101,800     Analog Devices, Inc.*                         4,864,004
    229,700     Applied Materials, Inc.*                      9,897,773
     85,400     Applied Micro Circuits Corp.*                 1,218,658
     73,400     Broadcom Corp.(1)*                            2,359,810
     73,400     Conexant Systems, Inc.*                         874,194
  1,899,300     Intel Corp.                                  53,104,428
     52,400     KLA-Tencor Corp.*                             2,574,936
     89,900     Linear Technology Corp.                       3,693,092
    103,100     LSI Logic Corp.*                              2,087,775
     92,800     Maxim Integrated Productions, Inc.*           4,288,288
    168,500     Micron Technology, Inc.(1)*                   6,337,285
     49,600     National Semiconductor Corp.*                 1,639,280
     40,400     Novellus Systems, Inc.*                       1,790,124
     46,900     PMC-Sierra, Inc.(1)*                          1,442,175
     26,200     QLogic Corp.*                                   786,262
    490,200     Texas Instruments, Inc.                      16,225,620
     52,600     Vitesse Semiconductor Corp.*                    767,960
     94,200     Xilinx, Inc.*                                 3,677,568
                                                            -----------
                                                            122,062,737
                                                            -----------
SPECIALTY RETAIL--2.45%
     32,200     Autozone, Inc.*                               1,487,640
     81,800     Bed, Bath & Beyond, Inc.*                     2,359,930
     59,300     Best Buy Co., Inc.*                           3,497,514
     35,400     Big Lots, Inc.*                                 375,240
     60,000     Circuit City Stores, Inc.                     1,002,000
    111,600     CVS Corp.                                     4,029,876
     94,200     Dollar General Corp.                          1,624,950
     29,200     Grainger,W.W., Inc.                           1,235,452
    658,200     Home Depot, Inc.                             30,244,290
    217,000     Lowe's Cos., Inc.                             8,072,400
     86,500     Office Depot, Inc.(1)*                        1,202,350
     53,300     Radioshack Corp.                              1,247,220
    130,300     Staples, Inc.*                                1,961,015
     41,900     Tiffany & Co.                                 1,305,185
     56,900     Toys R Us, Inc.*                              1,361,617
    287,100     Walgreen Co.                                  9,861,885
                                                            -----------
                                                             70,868,564
                                                            -----------
THRIFTS--0.41%
     45,300     Golden West Financial Corp.                   2,621,511
    247,500     Washington Mutual, Inc.(1)                    9,266,400
                                                            -----------
                                                             11,887,911
                                                            -----------

 NUMBER OF
   SHARES                                                     VALUE
-----------                                              --------------
COMMON STOCK--(CONCLUDED)
TOBACCO--1.07%
        620,500     Philip Morris Cos., Inc.                $29,411,700
         49,500     UST, Inc.                                 1,633,500
                                                         --------------
                                                             31,045,200
                                                         --------------
WIRELESS TELECOMMUNICATIONS--0.88%
         88,800     Alltel Corp.                              5,150,400
        715,372     AT&T Wireless Services, Inc.(1)*         11,088,266
        218,300     Nextel Communications, Inc.(1)*           2,637,064
        265,100     Sprint Corp. (PCS Group)*                 6,622,198
                                                         --------------
                                                             25,497,928
                                                         --------------
Total Investments
(cost--$2,969,747,818)--100.02%                           2,896,660,660
Liabilities in excess of other assets--(0.02)%                 (597,770)
                                                         --------------
Net Assets--100.00%                                      $2,896,062,890
                                                         ==============

------------
*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at August 31, 2001.
(2)  Includes 13,100 Contingent Value Obligations valued at zero.
ADR  American Depositary Receipt

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 2001

ASSETS
Investments in securities, at value (cost--$2,969,747,818)                                           $2,896,660,660
Investments of cash collateral received for securities loaned, at value (cost--$91,319,921)              91,319,921
Receivable for shares of beneficial interest sold                                                         8,504,402
Dividends receivable                                                                                      4,662,353
Other assets                                                                                                935,179
                                                                                                     --------------
Total assets                                                                                          3,002,082,515
                                                                                                     --------------
LIABILITIES
Collateral for securities loaned                                                                         91,319,921
Payable for shares of beneficial interest repurchased                                                     6,684,374
Payable for investments purchased                                                                         3,548,796
Payable to affiliates                                                                                     2,903,287
Payable to custodian                                                                                        523,703
Accrued expenses and other liabilities                                                                    1,039,544
                                                                                                     --------------
Total liabilities                                                                                       106,019,625
                                                                                                     --------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)                                   2,977,952,966
Accumulated undistributed net investment income                                                           1,594,240
Distributions in excess of net realized gains from investment transactions                              (10,397,158)
Net unrealized depreciation of investments                                                              (73,087,158)
                                                                                                     --------------
Net assets                                                                                           $2,896,062,890
                                                                                                     ==============
CLASS A:
Net assets                                                                                           $  958,783,083
                                                                                                     --------------
Shares outstanding                                                                                       37,192,627
                                                                                                     --------------
Net asset value per share                                                                                    $25.78
                                                                                                     ==============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price)              $26.99
                                                                                                     ==============
CLASS B:
Net assets                                                                                           $  935,055,957
                                                                                                     --------------
Shares outstanding                                                                                       37,040,159
                                                                                                     --------------
Net asset value and offering price per share                                                                 $25.24
                                                                                                     ==============
CLASS C:
Net assets                                                                                           $  790,703,505
                                                                                                     --------------
Shares outstanding                                                                                       31,103,745
                                                                                                     --------------
Net asset value and offering price per share                                                                 $25.42
                                                                                                     ==============
CLASS Y:
Net assets                                                                                           $  211,520,345
                                                                                                     --------------
Shares outstanding                                                                                        8,120,566
                                                                                                     --------------
Net asset value, offering price and redemption value per share                                               $26.05
                                                                                                     ==============

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                          FOR THE
                                                                        YEAR ENDED
                                                                      AUGUST 31, 2001
                                                                      ---------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $170,770)                 $  31,845,423
Interest                                                                  27,095,554
                                                                       -------------
                                                                          58,940,977
                                                                       -------------
EXPENSES:
Investment advisory and administration                                    13,598,881
Service fees--Class A                                                      2,306,401
Service and distribution fees--Class B                                    10,190,226
Service and distribution fees--Class C                                     8,341,692
Transfer agency                                                            1,848,100
Custody and accounting                                                     1,796,517
Federal and state registration                                               362,634
Reports and notices to shareholders                                          304,050
Professional fees                                                            157,925
Interest expense                                                              37,035
Trustees' fees                                                                13,500
Other expenses                                                               135,809
                                                                       -------------
                                                                          39,092,770
Less: Fee waiver from advisor                                               (148,149)
                                                                       -------------
Net expenses                                                              38,944,621
                                                                       -------------
Net investment income                                                     19,996,356
                                                                       -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions                            3,426,918
Net change in unrealized appreciation/depreciation of investments       (670,134,743)
                                                                       -------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES           (666,707,825)
                                                                       -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(646,711,469)
                                                                       =============

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 FOR THE YEARS ENDED AUGUST 31,
                                                                                              ------------------------------------
                                                                                                    2001                 2000
                                                                                              ---------------      ---------------
FROM OPERATIONS:
Net investment income                                                                         $    19,996,356      $    35,935,348
Net realized gains from investment transactions                                                     3,426,918          274,200,450
Net change in unrealized appreciation/depreciation of investments                                (670,134,743)          48,680,000
                                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from operations                                  (646,711,469)         358,815,798
                                                                                              ---------------      ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A                                                                    (19,700,710)            (457,809)
Net investment income--Class B                                                                    (16,037,085)                --
Net investment income--Class C                                                                    (12,780,032)                --
Net investment income--Class Y                                                                     (5,223,546)            (134,697)
Net realized gains from investment transactions--Class A                                          (74,388,002)         (15,787,602)
Net realized gains from investment transactions--Class B                                          (90,667,138)         (21,276,711)
Net realized gains from investment transactions--Class C                                          (72,015,370)         (16,640,608)
Net realized gains from investment transactions--Class Y                                          (17,509,644)          (3,096,714)
                                                                                              ---------------      ---------------
Total dividends and distributions to shareholders                                                (308,321,527)         (57,394,141)
                                                                                              ---------------      ---------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                                              992,384,414          883,445,360
Cost of shares repurchased                                                                       (640,294,579)        (749,724,431)
Proceeds from dividends reinvested                                                                293,322,033           54,372,714
Shares issued in connection with fund merger                                                      179,981,734                 --
                                                                                              ---------------      ---------------
Net increase in net assets from beneficial interest transactions                                  825,393,602          188,093,643
                                                                                              ---------------      ---------------
Net increase (decrease) in net assets                                                            (129,639,394)         489,515,300
NET ASSETS:
Beginning of year                                                                               3,025,702,284        2,536,186,984
                                                                                              ---------------      ---------------
End of year (including undistributed net investment income of $1,594,240 and $35,339,257,
         respectively)                                                                        $ 2,896,062,890      $ 3,025,702,284
                                                                                              ===============      ===============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Brinson Tactical Allocation Fund (the "Fund") is a series of Brinson Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

     Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.), the investment advisor and administrator of the Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

REORGANIZATION INVOLVING PAINEWEBBER BALANCED FUND

     Effective as of the close of business on April 27, 2001 (the "Reorganization Date"), the Fund acquired all of the assets and assumed all of the stated liabilities of PaineWebber Balanced Fund ("Balanced Fund"). The acquisition was accomplished by a tax-free exchange of 5,260,243; 538,116; 539,067; and 7,830 Class A, B, C and Y shares, respectively, of the Fund for 17,080,727; 1,665,537; 1,727,261; and 25,667 Class A, B, C and Y shares, respectively, of Balanced Fund outstanding on the Reorganization Date. The Balanced Fund's net assets on that date, valued at $179,981,734 including net unrealized depreciation of investments of $7,030,499 were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not include the operations of Balanced Fund prior to the Reorganization Date.

INVESTMENT ADVISOR AND ADMINISTRATOR

     The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, under which Brinson Advisors serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At August 31, 2001, the Fund owed Brinson Advisors $1,161,891 in investment advisory and administration fees. Brinson Advisors waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Brinson Private Money Market Fund LLC. For the year ended August 31, 2001, Brinson Advisors waived $148,149.

     For the year ended August 31, 2001, the Fund did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), which is an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

   Brinson Advisors is the principal underwriter of the Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the
--------------
* UBS PaineWebber is a service mark of UBS AG.

Fund pays Brinson Advisors monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 2001, the Fund owed Brinson Advisors $1,735,814 in service and distribution fees.

     Brinson Advisors also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Brinson Advisors has informed the Fund that for the year ended August 31, 2001, it earned $6,440,995 in sales charges.

TRANSFER AGENCY SERVICE FEES

     UBS PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the year ended August 31, 2001, UBS PaineWebber received from PFPC, Inc., not the Fund, approximately 52% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

     The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended August 31, 2001, the Fund earned $728,835 for lending its securities and UBS PaineWebber earned $258,935 in compensation as the Fund's lending agent. At August 31, 2001, the Fund owed UBS PaineWebber $5,582 in compensation.

     As of August 31, 2001, the Fund held cash and/or cash equivalents having an aggregate value of $91,319,921 as collateral for portfolio securities loaned having a market value of $88,092,267. The cash collateral was invested in the following money market funds:

      NUMBER OF
       SHARES                                                                                         VALUE
     ----------                                                                                    -----------
     18,443,447  AIM Liquid Assets Portfolio                                                       $18,443,477
             81  AIM Prime Portfolio                                                                        81
     69,875,803  Brinson Private Money Market Fund LLC                                              69,875,803
      3,000,560  Scudder Institutional Fund, Inc                                                     3,000,560
                                                                                                   -----------
                 Total investments of cash collateral for securities loaned (cost--$91,319,921)    $91,319,921
                                                                                                   ===========

BANK LINE OF CREDIT

     During the period September 1, 2000 through July 25, 2001, the Fund could borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit"). The Fund may also participate with other funds managed by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

     Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 2001, the Fund had an average daily amount of borrowing outstanding under the Line of Credit and the Facility of $703,035 with a related weighted average annualized interest rate of 5.2678%.

INVESTMENT IN SECURITIES

     For federal income tax purposes, the cost of securities owned at August 31, 2001 was substantially the same as the cost of securities for financial statement purposes.

     At August 31, 2001, the components of net unrealized depreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost)     $  264,667,608
          Gross depreciation (investments having an excess of cost over value)       (337,754,766)
                                                                                   --------------
          Net unrealized depreciation of investments                               $  (73,087,158)
                                                                                   ==============

     For the year ended August 31, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

          Purchases                                                                $2,224,560,868
          Sales                                                                    $  955,336,011

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                CLASS A                       CLASS B                    CLASS C                   CLASS Y
                        --------------------------  -------------------------  -------------------------  -------------------------
                          SHARES         AMOUNT        SHARES       AMOUNT        SHARES      AMOUNT        SHARES        AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  -----------  ------------
YEAR ENDED
AUGUST 31, 2001:
Shares sold             12,841,171   $ 384,986,616   9,026,193  $ 263,120,746   8,509,038  $ 249,249,818   3,142,407   $ 95,027,234
Shares repurchased      (8,374,881)   (245,638,291) (6,874,602)  (200,251,343) (5,328,110)  (157,188,627) (1,297,796)   (37,216,318)
Shares converted from
   Class B to Class A      173,449       5,174,193    (175,904)    (5,174,193)
Dividends reinvested     2,934,450      90,204,974   3,282,028     99,379,800   2,664,967     81,254,820     725,474     22,482,439
Shares issued in
   connection with
   fund merger           5,260,243     149,576,780     538,116     15,024,419     539,067     15,155,772       7,830        224,763
                        -----------  -------------  ----------  -------------  ----------  -------------  -----------  ------------
Net increase            12,834,432   $ 384,304,272   5,795,831  $ 172,099,429   6,384,962  $ 188,471,783   2,577,915   $ 80,518,118
                        ===========  =============  ==========  =============  ==========  =============  ===========  ============
YEAR ENDED
AUGUST 31, 2000:
Shares sold              8,903,032   $ 299,120,599   7,934,947  $ 261,530,276   6,783,889  $ 225,558,900   2,868,207   $ 97,235,585
Shares repurchased      (7,719,643)   (259,521,614) (7,393,283)  (242,104,550) (5,927,604)  (197,982,074) (1,481,463)   (50,116,193)
Shares converted from
   Class B to Class A      607,819      20,231,362    (616,542)   (20,231,362)         --             --          --             --
Dividends reinvested       464,362      15,430,750     602,857     19,761,597     484,157     15,967,532      95,992      3,212,835
                        -----------  -------------  ----------  -------------  ----------  -------------  -----------  ------------
Net increase             2,255,570   $  75,261,097     527,979  $  18,955,961   1,340,442  $  43,544,358   1,482,736   $ 50,332,227
                        ===========  =============  ==========  =============  ==========  =============  ===========  ============

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                                   CLASS A
                                                                        ------------------------------------------------------------
                                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                                        ------------------------------------------------------------
                                                                           2001         2000        1999         1998        1997
                                                                        ---------    ---------   ---------    ---------    ---------
Net asset value, beginning of year                                      $  35.59     $  31.79    $  23.55     $  22.23     $  16.15
                                                                        --------     --------    --------     --------     --------
Net investment income (loss)                                                0.32@        0.60@       0.15         0.15         0.18@
Net realized and unrealized gains (losses) from investments                (6.45)@       3.92@       8.84         1.47         6.12@
                                                                        --------     --------    --------     --------     --------
Net increase (decrease) from investment operations                         (6.13)        4.52        8.99         1.62         6.30
                                                                        --------     --------    --------     --------     --------
Dividends from net investment income                                       (0.77)       (0.02)      (0.17)       (0.12)       (0.14)
Distributions from net realized gains from investment transactions         (2.91)      (0.70)       (0.58)      (0.18)        (0.08)
                                                                        --------     --------    --------     --------     --------
Total dividends and distributions to shareholders                          (3.68)       (0.72)      (0.75)       (0.30)       (0.22)
                                                                        --------     --------    --------     --------     --------
Net asset value, end of year                                            $  25.78     $  35.59    $  31.79     $  23.55     $  22.23
                                                                        ========     ========    ========     ========     ========
Total investment return(1)                                                (18.89)%      14.37%      38.65%        7.31%       39.26%
                                                                        ========     ========    ========     ========     ========
Ratios/supplemental data:
Net assets, end of year (000's)                                         $958,783     $866,956    $702,580     $340,245     $170,759
Expenses to average net assets, net of waivers from advisor(2)              0.84%        0.84%       0.84%        0.95%        0.99%
Expenses to average net assets, before waivers from advisor                 0.85%        0.84%       0.84%        0.95%        0.99%
Net investment income (loss) to average net assets,
  net of waivers from advisor(2)                                            1.08%        1.77%       0.56%        0.74%        0.88%
Net investment income (loss) to average net assets,
  before waivers from advisor                                               1.07%        1.77%       0.56%        0.74%        0.88%
Portfolio turnover                                                            38%         122%          6%          33%           6%

                                                                                                   CLASS B
                                                                        ------------------------------------------------------------
                                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                                        ------------------------------------------------------------
                                                                           2001         2000        1999         1998        1997
                                                                        ---------   ----------   ---------    ---------    ---------
Net asset value, beginning of year                                      $  34.92    $    31.41   $  23.32     $  22.08     $  16.13
                                                                        --------    ----------   --------     --------     --------
Net investment income (loss)                                                0.11@         0.33@     (0.04)          --         0.03@
Net realized and unrealized gains (losses) from investments                (6.36)@        3.88@      8.73         1.43         6.09@
                                                                        --------    ----------   --------     --------     --------
Net increase (decrease) from investment operations                         (6.25)         4.21       8.69         1.43         6.12
                                                                        --------    ----------   --------     --------     --------
Dividends from net investment income                                       (0.52)           --      (0.02)       (0.01)       (0.09)
Distributions from net realized gains from investment transactions         (2.91)        (0.70)     (0.58)       (0.18)       (0.08)
                                                                        --------    ----------   --------     --------     --------
Total dividends and distributions to shareholders                          (3.43)        (0.70)     (0.60)       (0.19)       (0.17)
                                                                        --------    ----------   --------     --------     --------
Net asset value, end of year                                            $  25.24    $    34.92   $  31.41     $  23.32     $  22.08
                                                                        ========    ==========   ========     ========     ========
Total investment return(1)                                                (19.54)%       13.54%     37.61%        6.49%       38.14%
                                                                        ========    ==========   ========     ========     ========
Ratios/supplemental data:
Net assets, end of year (000's)                                         $935,056    $1,091,107   $964,933     $483,068     $239,836
Expenses to average net assets, net of waivers from advisor(2)              1.60%         1.60%      1.59%        1.71%        1.74%
Expenses to average net assets, before waivers from advisor                 1.61%         1.60%      1.59%        1.71%        1.74%
Net investment income (loss) to average net assets,
  net of waivers from advisor(2)                                            0.38%         1.00%     (0.20)%      (0.02)%       0.13%
Net investment income (loss) to average net assets,
  before waivers from advisor                                               0.37%         1.00%     (0.20)%      (0.02)%       0.13%
Portfolio turnover                                                            38%          122%         6%          33%           6%

--------------
@    Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.

(2) During the years ended August 31, 2000 and August 31, 1999, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                                   CLASS C
                                                                        ------------------------------------------------------------
                                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                                        ------------------------------------------------------------
                                                                           2001         2000        1999         1998        1997
                                                                        ---------    ---------   ---------    ---------    ---------
Net asset value, beginning of year                                      $  35.14     $  31.60    $  23.45     $  22.18     $  16.12
                                                                        --------     --------    --------     --------     --------
Net investment income (loss)                                                0.11@        0.34@      (0.06)       (0.01)        0.03@
Net realized and unrealized gains (losses) from investments                (6.40)@       3.90@       8.79         1.45         6.11@
                                                                        --------     --------    --------     --------     --------
Net increase (decrease) from investment operations                         (6.29)        4.24        8.73         1.44         6.14
                                                                        --------     --------    --------     --------     --------
Dividends from net investment income                                       (0.52)          --       (0.00)#         --           --
Distributions from net realized gains from investment transactions         (2.91)       (0.70)      (0.58)       (0.17)       (0.08)
                                                                        --------     --------    --------     --------     --------
Total dividends and distributions to shareholders                          (3.43)       (0.70)      (0.58)       (0.17)       (0.08)
                                                                        --------     --------    --------     --------     --------
Net asset value, end of year                                            $  25.42     $  35.14    $  31.60     $  23.45     $  22.18
                                                                        ========     ========    ========     ========     ========
Total investment return(1)                                                (19.53)%      13.55%      37.58%        6.49%       38.20%
                                                                        ========     ========    ========     ========     ========
Ratios/supplemental data:
Net assets, end of year (000's)                                         $790,704     $868,545    $738,781     $397,767     $233,044
Expenses to average net assets, net of waivers from advisor(2)              1.60%        1.60%       1.60%        1.70%        1.75%
Expenses to average net assets, before waivers from advisor                 1.61%        1.60%       1.60%        1.70%        1.75%
Net investment income (loss) to average net assets,
  net of waivers from advisor(2)                                            0.38%        1.01%      (0.20)%      (0.01)%       0.14%
Net investment income (loss) to average net assets,
  before waivers from advisor                                               0.37%        1.01%      (0.20)%      (0.01)%       0.14%
Portfolio turnover                                                            38%         122%          6%          33%           6%

                                                                                                   CLASS Y
                                                                        ------------------------------------------------------------
                                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                                        ------------------------------------------------------------
                                                                           2001         2000        1999         1998        1997
                                                                        ---------    ---------   ---------    ---------    ---------
Net asset value, beginning of year                                      $  35.92     $  31.99    $  23.68     $  22.33     $  16.20
                                                                        --------     --------    --------     --------     --------
Net investment income (loss)                                                0.41@        0.71@       0.22         0.21         0.23@
Net realized and unrealized gains (losses) from investments                (6.50)@       3.95@       8.91         1.49         6.13@
                                                                        --------     --------    --------     --------     --------
Net increase (decrease) from investment operations                         (6.09)        4.66        9.13         1.70         6.36
                                                                        --------     --------    --------     --------     --------
Dividends from net investment income                                       (0.87)       (0.03)      (0.24)       (0.17)       (0.15)
Distributions from net realized gains from investment transactions         (2.91)       (0.70)      (0.58)       (0.18)       (0.08)
                                                                        --------     --------    --------     --------     --------
Total dividends and distributions to shareholders                          (3.78)       (0.73)      (0.82)       (0.35)       (0.23)
                                                                        --------     --------    --------     --------     --------
Net asset value, end of year                                            $  26.05     $  35.92    $  31.99     $  23.68     $  22.33
                                                                        ========     ========    ========     ========     ========
Total investment return(1)                                                (18.63)%      14.72%      39.03%        7.62%       39.55%
                                                                        ========     ========    ========     ========     ========
Ratios/supplemental data:
Net assets, end of year (000's)                                         $211,520     $199,095    $129,893     $ 74,872     $ 36,467
Expenses to average net assets, net of waivers from advisor(2)              0.56%        0.56%       0.58%        0.67%        0.74%
Expenses to average net assets, before waivers from advisor                 0.57%        0.56%       0.58%        0.67%        0.74%
Net investment income (loss) to average net assets,
  net of waivers from advisor(2)                                            1.36%        2.09%       0.82%        1.03%        1.16%
Net investment income (loss) to average net assets,
  before waivers from advisor                                               1.35%        2.09%       0.82%        1.03%        1.16%
Portfolio turnover                                                            38%         122%          6%          33%           6%

---------------
@    Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.

(2) During the years ended August 31, 2000 and August 31, 1999, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

#    Actual amount is less than $0.005 per share.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of
Brinson Tactical Allocation Fund

     We have audited the accompanying statement of assets and liabilities of Brinson Tactical Allocation Fund, including the portfolio of investments, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brinson Tactical Allocation Fund at August 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                             /s/ ERNST & YOUNG LLP


New York, New York
October 1, 2001

TAX INFORMATION (UNAUDITED)

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 2001) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, the Fund distributed $222,010,052 of long-term capital gains and the percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders is 45.71%.

     Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2002. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
George W. Gowen
William W. Hewitt
Morton Janklow
Frederic V. Malek
Carl W. Schafer
William D. White



PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

T. Kirkham Barneby
VICE PRESIDENT




INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER
Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114



THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


                        BRINSON ADVISORS
                        (C)2001 Brinson Advisors, Inc.
                        All Rights Reserved

BRINSON
TACTICAL
ALLOCATION
FUND


AUGUST 31, 2001


ANNUAL REPORT